Other Income (expense), net	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
Other Income and Expenses [Abstract]
Other Income (expense), net

13. Other Income (expense), net

The following table presents other income (expense), net, for the three months ended March 31, 2024 and 2023 (in thousands):

	For the three months ended March 31,
	2024	2023
Other income:
Change in fair value of Cizzle option	$-	$136
Gain on change in fair value of warrant	19	-
Interest Income	9	-
Total other income:	28	136
Other expense:
Change in fair value of convertible notes payable	-	280
Interest Expense on Deferred Commission payable	79	-
Interest expense on convertible promissory note payable	40	5
Unrealized foreign currency transaction loss	4	-
Issuance of Warrants for lock up	502	8
Total other expense	625	293
Total other expense, net	$(597)	$(157)

14. Other Income (expense), net

The following table presents other income (expense), net, for the three and six months ended June 30, 2024 and 2023 (in thousands):

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Other income:
Change in fair value of Cizzle option	$-	$175	-	311
Change in fair value of Vela option liability	-	77	-	77
Gain on change in fair value of derivative warrant liability	91	-	110	-
Realized foreign Currency gain	-	18	-	10
Interest Income	2	-	11	-
Total other income:	93	270	121	398
Other expense:
Loss on Vela Option	-	998	-	998
Change in fair value of convertible notes payable	-	23	-	303
Interest Expense on Deferred Commission payable	79	-	158	-
Interest expense on convertible promissory note payable	40	39	80	44
Unrealized foreign currency transaction loss	7	54	11	54
Issuance of Warrants for lock up	2,208	-	2,710	-
Other	2	-	2	1
Total other expense	2,336	1,114	2,961	1,399
Total other expense, net	$(2,243)	$(845)	(2,840)	(1,002)

14. Other Income (Expense), Net

The following table presents other income (expense), net, for the three and nine months ended September 30, 2024 and 2023 (in thousands):

	For the Three Months ended September 30,		For the Nine Months ended September 30,
	2024	2023	2024	2023
Other income:
Change in fair value of Cizzle option	$-	$1,479	$-	$1,480
Change in fair value of Cizzle option	-	1,009	-	1,306
Change in fair value of Vela option liability	-	683	-	748
Unrealized foreign Currency gain	50	-	38	-
Gain on change in fair value of derivative warrant liability	8	131	118	131
Interest Income	-	-	11	-
Other	-	2	-	2
Total other income:	58	3,304	167	3,667
Other expense:
Loss on issuance of Cizzle option	-	-	-	1,007
Change in fair value of convertible notes payable	-	118	-	423
Interest Expense on Deferred Commission payable	79	-	235	-
Interest expense on convertible promissory note payable	49	-	129	86
Amortization of Debt Issuance costs	143	-	143	-
Interest Expense on Note payable	39	-	39	-
Loss on contingent liability	393	-	393	-
Realized foreign currency transaction loss	-	9	-	53
Unrealized Foreign currency Loss	-	33	-	24
Issuance of Warrants for lock up	-	-	2,710	-
Other	5	89	8	21
Total other expense	708	249	3,657	1,614
Total other expense, net	$(650)	$3,055	(3,490)	2,053